Share capital - Summary of warrants outstanding (Details) - $ / shares		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2020	Dec. 31, 2019
Number of warrants
Opening balance	2,257,171	1,223,744	2,779,898
Granted		(1,556,154)	522,727
Ending balance	2,257,171	1,223,744	2,779,898
Weighted average exercise price
Opening balance		$ 10.49
Granted		11.06	$ 11.68
Ending balance	$ 10.22	$ 11.33	$ 10.49
Weighted average remaining contractual life (years)
Granted		1 year 9 months 26 days	1 year 8 months 23 days
Weighted Average Remaining Contractual Life	2 years 11 months 1 day	1 year 8 months 5 days	2 years 5 months 27 days